Fair Value Measurements (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 12,072,500,620	$ 10,554,384,189
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	998,558,630	872,852,609
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,540,814	602,802
Total | Corporate stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	782,829,631	751,967,667
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	214,188,185	120,282,140
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	998,558,630	872,852,609
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,540,814	602,802
Level 1 | Corporate stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	782,829,631	751,967,667
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	214,188,185	120,282,140
Plan investment assets not classified in fair value hierarchy | Collective investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,073,941,990	9,681,531,580
Plan investment assets not classified in fair value hierarchy | Target retirement date
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,054,750,995	9,661,063,039
Plan investment assets not classified in fair value hierarchy | Fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 19,190,995	$ 20,468,541